Cover	Jun. 24, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	References throughout this Amendment No. 1 to Form 8-K/A to “we,” “us,” the “Company” or “our company” are to Golden Path Acquisition Corporation., unless the context otherwise indicates. This Amendment No. 1 to Form 8-K/A (this “report”) amends the Balance Sheet on Form 8-K of Golden Path Acquisition Corporation as of June 24, 2021, as filed with the Securities and Exchange Commission (“SEC”) on June 30, 2021 (the “Original Report”).
Document Period End Date	Jun. 24, 2021
Entity File Number	001-440519
Entity Registrant Name	GOLDEN PATH ACQUISITION CORPORATION
Entity Central Index Key	0001841209
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	100 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	267-4569
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Ordinary Share, par value $0.0001
Title of 12(b) Security	Ordinary Share, par value $0.0001
Trading Symbol	GPCOA
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one-half of an ordinary share
Trading Symbol	GPCOW
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	GCPOR
Security Exchange Name	NASDAQ